REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2017
REDEEMABLE NON-CONTROLLING INTERESTS [Abstract]
Schedule of change in the carrying amount of redeemable non-controlling interests
	For the six months ended June 30
	2016	2017
	RMB	RMB
Beginning Balance	1,435,585,290	-
Accretion to redemption value of redeemable non-controlling interests	93,780,174	-
Ending Balance	1,529,365,464	-